INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
INTANGIBLE ASSETS
Schedule of Intangible Assets
	March 31, 2025	December 31, 2024
License	$7,585,857	7,257,938
Trade name / mark	392,197	390,188
Customer base	626,397	626,397
Software	1,053,554	1,113,840
	9,658,005	9,388,363
Less: Accumulated amortization & impairment
License	(1,311,124)	(1,117,341)
Trade name / mark	(36,997)	(36,997)
Customer base	(189,526)	(174,279)
Software	(367,526)	(352,909)
Subtotal	7,752,832	7,706,837
Goodwill	49,697	49,697
Total	$7,802,529	7,756,534

	2024	2023
License	$7,257,938	$6,876,169
Trade name / mark	390,188	392,197
Customer base	626,397	602,204
Software	1,113,840	373,067
	9,388,363	8,243,637
Less: Accumulated amortization & impairment
License	(1,117,341)	(326,795)
Trade name / mark	(36,997)	(36,997)
Customer base	(174,279)	(110,161)
Software	(352,909)	(11,789)
Subtotal	7,706,837	7,757,895
Goodwill	49,697	49,697
Total	$7,756,534	$7,807,592

Schedule of amortization expense for intangible assets
Year	Amount
2026	$881,066
2027	877,344
2028	879,895
2029	878,532
2030	871,974
Thereafter	3,008,821
Total	$7,397,632

Year	Amount
2025	$861,557
2026	862,445
2027	862,148
2028	861,775
2029	842,441
Thereafter	3,061,271
Sum	$7,351,637